Dec 31, 2011 Note 5 - Intellectual Property	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 5 - Intellectual Property [Abstract]
Dec 31, 2011 Note 5 - Intellectual Property

NOTE 5 - INTELLECTUAL PROPERTY

The Company’s patents and trademarks at December 31, 2011 and 2010 were as follows:

	December 31,	December 31,
	2011	2010
Patents	$42,295	$42,295
Trademarks	1,920	1,920
Intellectual property and customer list	474,000	474,000
Less: accumulated amortization	(509,959)	(441,697)
Total	$8,256	$76,518

Amortization expense for the years ended December 31, 2011 and 2010 was $68,263 and $81,985, respectively.